SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF
                            EACH OF THE LISTED FUNDS:

                             ----------------------


 DWS Alternative Asset Allocation Plus Fund   DWS Enhanced S&P 500 Index Fund             DWS Large Cap Value Fund
 DWS Balanced Fund                            DWS Equity 500 Index Fund                   DWS Large Company Growth Fund
 DWS Blue Chip Fund                           DWS Equity Income Fund                      DWS Latin America Equity Fund
 DWS California Tax-Free Income Fund          DWS Equity Partners Fund                    DWS Lifecycle Long Range Fund
 DWS Capital Growth Fund                      DWS Europe Equity Fund                      DWS Managed Municipal Bond Fund
 DWS Climate Change Fund                      DWS Floating Rate Plus Fund                 DWS Massachusetts Tax-Free Fund
 DWS Commodity Securities Fund                DWS Global Bond Fund                        DWS Micro Cap Fund
 DWS Communications Fund                      DWS Global Opportunities Fund               DWS Mid Cap Growth Fund
 DWS Conservative Allocation Fund             DWS Global Thematic Fund                    DWS Moderate Allocation Fund
 DWS Core Fixed Income Fund                   DWS GNMA Fund                               DWS New York Tax-Free Income Fund
 DWS Core Plus Allocation Fund                DWS Gold & Precious Metals Fund             DWS RREEF Global Real Estate Securities
 DWS Core Plus Income Fund                    DWS Growth & Income Fund                      Fund
 DWS Disciplined Long/Short Growth Fund       DWS Growth Allocation Fund                  DWS RREEF Real Estate Securities Fund
 DWS Disciplined Long/Short Value Fund        DWS Growth Plus Allocation Fund             DWS S&P 500 Index Fund
 DWS Disciplined Market Neutral Fund          DWS Health Care Fund                        DWS Short Duration Fund
 DWS Dreman Concentrated Value Fund           DWS High Income Fund                        DWS Short Duration Plus Fund
 DWS Dreman High Return Equity Fund           DWS High Income Plus Fund                   DWS Short-Term Municipal Bond Fund
 DWS Dreman Mid Cap Value Fund                DWS High Yield Tax Free Fund                DWS Small Cap Core Fund
 DWS Dreman Small Cap Value Fund              DWS Inflation Protected Plus Fund           DWS Small Cap Growth Fund
 DWS EAFE(R) Equity Index Fund                  DWS Intermediate Tax/AMT Free Fund          DWS Small Cap Value Fund
 DWS Emerging Markets Equity Fund             DWS International Fund                      DWS Strategic Income Fund
 DWS Emerging Markets Fixed Income Fund       DWS International Select Equity Fund        DWS Technology Fund
                                              DWS International Value Opportunities       DWS U.S. Bond Index Fund
                                                Fund                                      DWS U.S. Government Securities Fund
                                              DWS Japan Equity Fund                       DWS Value Builder Fund
------------------------------------------------------------------------------------------------------------------------------------


Effective October 16, 2007, the sections under the subheading entitled "Policies about transactions -- Market timing policies and procedures" are replaced in their entirety by the following:

Market timing policies and procedures. Short-term and excessive trading of fund shares may present risks to a fund's long-term shareholders, including potential dilution in the value of fund shares, interference with the efficient management of a fund's portfolio (including losses on the sale of investments), taxable gains to remaining shareholders and increased brokerage and administrative costs. These risks may be more pronounced if a fund invests in certain securities, such as those that trade in foreign markets, are illiquid or do not otherwise have "readily available market quotations." Certain investors may seek to employ short-term trading strategies aimed at exploiting variations in portfolio valuation that arise from the nature of the securities held by a fund (e.g., "time zone arbitrage"). Each fund discourages short-term and excessive trading. Each fund has adopted policies and procedures that are intended to detect and deter short-term and excessive trading.


                                                              [DWS SCUDDER LOGO]
                                                             Deutsche Bank Group

September 24, 2007
DMF-3652
B817

Pursuant to its policies, each fund will impose a 2% redemption fee on fund shares held for less than a specified holding period (subject to certain exceptions discussed below under "Redemption fees"). Each fund also reserves the right to reject or cancel a purchase or exchange order for any reason without prior notice. For example, a fund may in its discretion reject or cancel a purchase or an exchange order even if the transaction is not subject to the specific roundtrip transaction limitation described below if the Advisor believes that there appears to be a pattern of short-term or excessive trading activity by a shareholder or deems any other trading activity harmful or disruptive to a fund. Each fund, through its Advisor and Transfer Agent, will measure short-term and excessive trading by the number of roundtrip transactions within a shareholder's account during a rolling 12-month period. A "roundtrip" transaction is defined as any combination of purchase and redemption activity (including exchanges) of the same fund's shares. Each fund may take other trading activity into account if a fund believes such activity is of an amount or frequency that may be harmful to long-term shareholders or disruptive to portfolio management.

Shareholders are limited to four roundtrip transactions in the same DWS Fund (excluding money market funds) over a rolling 12-month period. Shareholders with four or more roundtrip transactions in the same DWS Fund within a rolling 12-month period generally will be blocked from making additional purchases of, or exchanges into, that DWS Fund. Each fund has sole discretion whether to remove a block from a shareholder's account. The rights of a shareholder to redeem shares of a DWS Fund are not affected by the four roundtrip transaction limitation, but all redemptions remain subject to each fund's redemption fee policy (see "Redemption fees" described below).

The Advisor may make exceptions to the roundtrip transaction policy for certain types of transactions if in its opinion the transactions do not represent short-term or excessive trading or are not abusive or harmful to a fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by a fund or administrator and transactions by certain qualified fund-of-fund(s).

In certain circumstances where shareholders hold shares of a fund through a financial intermediary, the fund may rely upon the financial intermediary's policy to deter short-term or excessive trading if the Advisor believes that the financial intermediary's policy is reasonably designed to detect and deter transactions that are not in the best interest of a fund. A financial intermediary's policy relating to short-term or excessive trading may be more or less restrictive than the DWS Funds' policy, may permit certain transactions not permitted by the DWS Funds' policies, or prohibit transactions not subject to the DWS Funds' policies.

The Advisor may also accept undertakings from a financial intermediary to enforce short-term or excessive trading policies on behalf of a fund that provide a substantially similar level of protection for each fund against such transactions. For example, certain financial intermediaries may have contractual or legal restrictions that prevent them from blocking an account. In such instances, the financial intermediary may use alternate techniques that the Advisor considers to be a reasonable substitute for such a block.

In addition, if a fund invests some portion of its assets in foreign securities, it has adopted certain fair valuation practices intended to protect the fund from "time zone arbitrage" with respect to its foreign securities holdings and other trading practices that seek to exploit variations in portfolio valuation that arise from the nature of the securities held by a fund. (See "How each fund calculates share price.")

There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Advisor may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through omnibus accounts maintained by broker-dealers or other financial intermediaries. The Advisor reviews trading activity at the omnibus level to detect short-term or excessive trading. If the Advisor has reason to suspect that short-term or excessive trading is occurring at the omnibus level, the Advisor will contact the financial intermediary to request underlying shareholder level activity. Depending on the amount of fund shares held in such omnibus accounts (which may represent most of a fund's shares) short-term and/or excessive trading of fund shares could adversely affect long-term shareholders in a fund. If short-term or excessive trading is identified, the Advisor will take appropriate action.

Each fund's market timing policies and procedures may be modified or terminated at any time.

Effective October 16, 2007, the sections under the subheading entitled "Policies about transactions -- Redemption fees" are revised such that (a) the last sentence of the second paragraph relating to waivers of the funds' redemption fee policy for certain intermediaries (for applicable classes) and the final paragraph that describes temporary exceptions to the imposition of the funds' redemption fee policy are deleted, and (b) the last sentence of the third paragraph is deleted and replaced by the following:

It is the policy of the DWS funds to permit approved fund platform providers to execute transactions within the funds without the imposition of a redemption fee if such providers have implemented alternative measures that are determined by the Advisor to provide controls on short-term and excessive trading that are comparable to the DWS funds' policies.




               Please Retain This Supplement for Future Reference



September 24, 2007
DMF-3652
B817